Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of intangible assets

	Completed development technology	Product development in progress	Intellectual property and patents registration	Software	Total
2022	€’000	€’000	€’000	€’000	€’000
Cost
January 1, 2022	-	1,918	1,911	23	3,852
Additions*	37	1,733	-	81	1,851
Transfers during the year	2,934	(2,934)	-	-	-
December 31, 2022	2,971	717	1,911	104	5,703

Amortisation
January 1, 2022	-	-	-	(5)	(5)
Amortisation charge	(330)	-	-	(18)	(348)
December 31, 2022	(330)	-	-	(23)	(353)

Net book value
At December 31, 2022	2,641	717	1,911	81	5,350

2021
Cost
January 1, 2021	-	288	1,911	4	2,203
Additions	-	1,630	-	19	1,649
December 31, 2021	-	1,918	1,911	23	3,852

Amortisation
January 1, 2021	-	-	-	-	-
Amortisation charge	-	-	-	(5)	(5)
December 31, 2021	-	-	-	(5)	(5)

Net book value
At December 31, 2021	-	1,918	1,911	18	3,847

*	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.